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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ];  Amendment Number:
    This Amendment (Check only one): [ ]  is a restatement.
                                     [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Bradford Capital LLC
Address:       One Montgomery Street, Suite 3300
               San Francisco, CA 94104

Form 13F File Number: 28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy D. Rice
Title:         Senior Managing Member
Phone:         (415) 352-6232

Signature, Place, and Date of Signing:

/s/ Timothy D. Rice,  San Francisco, California,   April 18, 2002

Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        26

Form 13F Information Table Value Total:               $98,258,789

List of Other Included Managers:                          None


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                           FORM 13F INFORMATION TABLE
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                             TITLE                 VALUE   SHARES OR         PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     CUSIP   X($1000) PRN AMOUNT SH/PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
--------------              --------     -----   -------- ---------- ------  ----  ----------   --------  ----    ------   ----
Adelphia Communications
  Corp                        CLASS A    6848105   6,370    427,500   SH             SOLE          N/A    427,500

Advanced Micro
  Devices Inc                  COM       7903107   7,782    529,000   SH             SOLE          N/A    529,000

Altera Corp                    COM      21441100   2,827    129,250   SH             SOLE          N/A    129,250

Amdocs Limited                 COM     G02602103   2,665    100,000   SH             SOLE          N/A    100,000

Apple Computer Inc             COM      37833100   4,980    210,400   SH             SOLE          N/A    210,400

AT&T CORP Wireless Group    Tracking     209A106   6,648    742,800   SH             SOLE          N/A    742,800
                             Stock

AVX Corp                       COM       2444107   2,303    110,000   SH             SOLE          N/A    110,000

Broadcom Corp                CLASS A   111320107   2,757     76,800   SH             SOLE          N/A     76,800

Brocade Communications
  Systems Inc                  COM     111621108   2,776    102,800   SH             SOLE          N/A    102,800

Cisco Systems Inc              COM     17275R102   2,653    156,700   SH             SOLE          N/A    156,700

Citrix Systems Inc             COM     177376100   5,388    311,800   SH             SOLE          N/A    311,800

Dell Computer Corp             COM     247025109   2,830    108,400   SH             SOLE          N/A    108,400

EBAY Inc                       COM     278642103   2,453     43,300   SH             SOLE          N/A     43,300

Flextronics International
  Ltd                          COM     Y2573F102   5,192    284,500   SH             SOLE          N/A    284,500

Integrated Device
  Technology Inc               COM     458118106   3,219     96,850   SH             SOLE          N/A     96,850

Intuit Inc                     COM     461202103   2,626     68,450   SH             SOLE          N/A     68,450

KEMET Corp                     COM     488360108   2,251    116,200   SH             SOLE          N/A    116,200

Microchip Technology Inc       COM     595017104   2,928     70,000   SH             SOLE          N/A     70,000

Microsoft Corp                 COM     594918104   2,482     41,150   SH             SOLE          N/A     41,150

Motorola Inc                   COM     620076109   6,874    484,100   SH             SOLE          N/A    484,100

Novellus Systems Inc           COM     670008101   3,687     68,100   SH             SOLE          N/A     68,100

QLogic Corp                    COM     747277101   2,993     60,450   SH             SOLE          N/A     60,450

QUALCOMM Inc                   COM     747525103   2,505     66,550   SH             SOLE          N/A     66,550

Siebel Systems Inc             COM     826170102   2,610     80,050   SH             SOLE          N/A     80,050

Veritas Software Corp          COM     923436109   3,375     77,000   SH             SOLE          N/A     77,000

Vishay Intertechnology Inc     COM     928298108   5,085    250,000   SH             SOLE          N/A    250,000
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